Intangible Assets (Details) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Summary of intangible assets
Accumulated amortization	$ (2,527,369)	$ (1,925,227)	$ (1,634,125)
Intangible assets, net	3,639,080	3,512,767	3,467,872
Moneytech software [Member]
Summary of intangible assets
Intangible assets, net		4,574,761	5,101,997
mPayments software [Member]
Summary of intangible assets
Intangible assets, net		664,880
Domain name [Member]
Summary of intangible assets
Intangible assets, net	202,175	198,353	198,353
Moneytech software & MPayments software [Member]
Summary of intangible assets
Intangible assets, net	$ 5,964,274	$ 5,239,641